Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Transactions with Third Party [Line Items]
Asset retirement obligations	$ 120,722	$ 115,611
Advances in aid of construction	84,220	88,135
Contingent liability (note 19(a))	172,283	66,000
Deferred credits and contingent consideration	43,859	40,945
Environmental remediation obligation	37,676	40,772
Customer deposits	35,636	36,294
Lease liabilities	20,024	20,493
Unamortized investment tax credits	17,068	17,255
Contingent development support obligations	7,681	12,666
Hook-up fees	7,510	7,425
Contract adjustment payments	0	39,590
Other	31,128	35,338
Other long-term liabilities	577,807	546,332
Less: current portion	(185,314)	(80,458)
Other long-term liabilities, excluding current	392,493	465,874
Related Party
Transactions with Third Party [Line Items]
Note payable to related party (note 3(c))	$ 0	$ 25,808